Note 8 - Long-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower		December 31, 2024	December 31, 2025
Kamsarmax Two Shipping Ltd.	(a)	12,560,000	11,600,000
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	(b)	30,000,000	27,500,000
Eirini Shipping Ltd.	(c)	1,850,000	-
Light Shipping Ltd. / Good Heart Shipping Ltd.	(d)	18,000,000	16,200,000
Blessed Luck Shipowners Ltd.	(e)	2,805,000	1,915,000
Molyvos Shipping Ltd. / Santa Cruz Shipowners Ltd.	(f)	13,475,000	11,375,000
Yannis Navigation Ltd. / Troboni Shipping Ltd.	(g)	9,500,000	13,500,000
Christos Ultra LP. / Maria Ultra LP.	(h)	20,000,000	18,000,000
Aristeidis Shipping Ltd.	(i)	-	3,591,591
		108,190,000	103,681,591
Less: Current portion		(12,090,000)	(12,275,000)
Long-term portion		96,100,000	91,406,591
Deferred charges, current portion		279,649	265,735
Deferred charges, long-term portion		718,465	537,314
Long-term bank loans, current portion net of deferred charges		11,810,351	12,009,265
Long-term bank loans, long-term portion net of deferred charges		95,381,535	90,869,277

Schedule of Maturities of Long-Term Debt [Table Text Block]
To December 31:
2026	12,275,000
2027	20,640,000
2028	15,675,000
2029	27,500,000
2030	19,091,591
Thereafter	8,500,000
Total	103,681,591